Annual Total Returns - FidelityActiveEquityETFs-ComboPRO - FidelityActiveEquityETFs-ComboPRO - Fidelity Blue Chip Growth ETF - Fidelity Blue Chip Growth ETF	Nov. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Jun. 02, 2020
Annual Return 2021	21.11%
Annual Return 2022	(39.01%)
Annual Return 2023	57.72%